NOTES PAYABLE	Sep. 30, 2025
December 31, 2024
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE

In 2021, the Company entered into a loan agreement with an unaffiliated individual (the “Lender”) for borrowings up to $75,000 and received a first advance of $50,000. The loan, which was due nine months after the first advance, remains outstanding and in default as of December 31, 2024. The loan bears interest at a rate of 6% per annum. At the Lender’s sole discretion, the maturity date may be extended. Borrowings under this loan are senior in priority to any other indebtedness of the Company. The Company’s Chief Executive Officer personally and unconditionally guaranteed repayment of the loan.

Interest expense related to this loan was $3,008 and $3,000 for the year ended December 31, 2024 and 2023, respectively. Accrued interest was $10,644 and $7,636 as of December 31, 2024 and December 31, 2023, respectively.

During the year ended December 31, 2024, the Company issued the following unsecured promissory notes to unrelated parties:

Date	Principal Amount	Interest Rate	Maturity Date	Purpose
April 26, 2024	$5,000	20%	October 26, 2024	Cash proceeds
April 26, 2024	$5,000	20%	October 26, 2024	Cash proceeds
July 2, 2024	$11,677	12%	January 2, 2025	Vendor payment
August 9, 2024	$5,500	20%	February 9, 2025	Vendor payment
September 30, 2024	$8,400	20%	March 31, 2025	Vendor payment

Each of the notes bears interest at the stated annual rate, calculated based on the actual number of days elapsed over a 365-day year. All notes are unsecured and provide for acceleration of payment upon the occurrence of customary events of default, including non-payment, insolvency, bankruptcy, or a change of control of the Company. The notes have not been registered under the Securities Act of 1933, as amended, and the holders have represented that they are acquiring the notes for investment purposes only and not with a view to distribution.

Interest expense related to these notes was $2,925 for the year ended December 31, 2024 and accrued interest was $2,925 as of December 31, 2024. As of June 20, 2025, the date of this report, the notes are in default.

September 30, 2025
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE

Notes payable is comprised of the following:

	September 30, 2025	December 31, 2024
Loan agreement with an unaffiliated individual, interest at 6% per annum, due December 16, 2021. In default.	$50,000	$50,000
Note payable to unaffiliated individual, interest at 20% per annum, due October 26, 2024. In default.	5,000	5,000
Note payable to unaffiliated individual, interest at 20% per annum, due October 26, 2024. In default.	5,000	5,000
Note payable to unaffiliated individual, interest at 12% per annum, due January 2, 2025. (1)	-	11,667
Note payable to unaffiliated individual, interest at 20% per annum, due February 9, 2025. (1)	-	5,500
Note payable to unaffiliated individual, interest at 20% per annum, due March 30, 2025. In default	8,400	8,400
Total Notes Payable	$68,400	$85,567

(1)Note payable converted into a Series 2025 Note. See Note 7.

In 2021, the Company entered into a loan agreement with an unaffiliated individual (the “Lender”) for borrowings up to $75,000 and received a first advance of $50,000. Borrowings under this loan are senior in priority to any other indebtedness of the Company. The Company’s Chief Executive Officer personally and unconditionally guaranteed repayment of the loan. As of the date of this report, the note remains unpaid and is in default.

Except for the $50,000 note discussed in the paragraph above, each of the notes to unaffiliated individuals bear interest at the stated annual rate, calculated based on the actual number of days elapsed over a 365-day year. All notes are unsecured and provide for acceleration of payment upon the occurrence of customary events of default, including non-payment, insolvency, bankruptcy, or a change of control of the Company. The notes have not been registered under the Securities Act of 1933, as amended, and the holders have represented that they are acquiring the notes for investment purposes only and not with a view to distribution.

On March 31, 2025, two notes in the principal amounts of $11,667 and $5,500 together with accrued interest of $1,733 and $705, respectively, were converted into new series 2025 10% Mandatorily Convertible Notes. See Note 7.

Interest expense on notes payable was $6,302 and $3,257 for the nine months ended September 30, 2025 and 2024, respectively, and $1,684 and $2,123 for the three months ended September 30, 2025 and 2024, respectively. Accrued interest was $17,433 and $13,569 as of September 30, 2025 and December 31, 2024, respectively.